Short-Term and Long-Term Financial Liabilities - Schedule of Carrying Amount of Financial Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Financial liabilities	$ 85,811,096	$ 74,675,170
Current financial liabilities, net	3,694,936	4,555,895
Non-current financial liabilities, net	$ 82,116,160	70,119,275
Term Loan, Net One [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %	10.25%
Maturity date	Dec. 11, 2025
Financial liabilities		846,398
Term Loan, Net Two [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %	10.25%
Maturity date	Oct. 11, 2025
Financial liabilities		833,334
Convertible Notes, Long Term [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 1.65
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Financial liabilities	$ 81,548,426	72,995,438
Convertible Notes, Long Term One [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 3.88
Contractual interest rate %	12.50%
Maturity date	Apr. 30, 2029
Financial liabilities	$ 4,262,670